Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (59.5%)
$5,800	Federal Farm Credit Banks, USBMMY3M + 0.115% (1)	(AA+, Aaa)	02/24/22	0.195	$5,805,393
28,000	Federal Farm Credit Banks, USBMMY3M + 0.270% (1)	(AA+, Aaa)	05/16/22	0.350	28,087,750
40,000	Federal Farm Credit Banks, SOFR + 0.310% (1)	(AA+, Aaa)	11/07/22	0.340	40,191,178
20,000	Federal Farm Credit Banks, USBMMY3M + 0.420% (1)	(AA+, Aaa)	11/07/22	0.500	20,128,793
9,000	Federal Farm Credit Banks	(AA+, Aaa)	12/02/22	0.340	9,000,136
110,600	Federal Farm Credit Banks, SOFR + 0.380% (1)	(AA+, Aaa)	05/08/23	0.410	111,387,208
5,600	Federal Farm Credit Banks	(AA+, Aaa)	09/01/23	0.300	5,604,306
8,000	Federal Farm Credit Banks, SOFR + 0.135% (1)	(AA+, Aaa)	11/06/23	0.165	8,008,614
4,000	Federal Home Loan Bank Discount Note (2)	(AA+, Aaa)	06/18/21	0.090	3,998,934
39,200	Federal Home Loan Banks, LIBOR 1M - 0.010% (1)	(AA+, Aaa)	04/05/21	0.134	39,203,314
34,300	Federal Home Loan Banks, LIBOR 1M - 0.010% (1)	(AA+, Aaa)	05/03/21	0.134	34,305,604
25,500	Federal Home Loan Banks, LIBOR 1M + 0.000% (1)	(AA+, Aaa)	10/15/21	0.127	25,490,914
42,000	Federal Home Loan Banks, SOFR + 0.150% (1)	(AA+, Aaa)	11/15/21	0.180	42,045,686
18,700	Federal Home Loan Banks	(AA+, Aaa)	04/28/23	0.600	18,723,252
5,300	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	5,300,000
36,900	Federal Home Loan Mortgage Corp., SOFR + 0.145% (1)	(AA+, Aaa)	12/09/21	0.175	36,924,251
59,800	Federal Home Loan Mortgage Corp., SOFR + 0.130% (1)	(AA+, Aaa)	08/05/22	0.160	59,875,982
22,350	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/27/23	0.350	22,374,917
19,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/05/23	0.375	19,100,084
3,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/26/23	0.450	3,002,943
16,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	16,524,317
23,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	23,014,011
24,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/21/25	0.375	24,451,594
6,300	Federal National Mortgage Association, SOFR + 0.320% (1)	(AA+, Aaa)	10/22/21	0.350	6,312,870
34,000	Federal National Mortgage Association, SOFR + 0.360% (1)	(AA+, Aaa)	01/20/22	0.390	34,111,401
25,000	Federal National Mortgage Association, SOFR + 0.300% (1)	(AA+, Aaa)	01/27/22	0.330	25,068,739
97,500	Federal National Mortgage Association, SOFR + 0.350% (1)	(AA+, Aaa)	04/07/22	0.380	97,886,635
33,100	Federal National Mortgage Association, SOFR + 0.390% (1)	(AA+, Aaa)	04/15/22	0.420	33,245,747
24,000	Federal National Mortgage Association, SOFR + 0.180% (1)	(AA+, Aaa)	05/13/22	0.210	24,048,972
28,800	Federal National Mortgage Association	(AA+, Aaa)	05/22/23	0.250	28,869,527
27,000	Federal National Mortgage Association	(AA+, Aaa)	07/10/23	0.250	27,066,277
3,000	Federal National Mortgage Association	(AA+, Aaa)	11/27/23	0.250	3,006,627
7,000	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	7,010,769
21,400	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	21,617,314
23,500	Federal National Mortgage Association	(AA+, Aaa)	06/17/25	0.500	23,587,316
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $931,508,187)					934,381,375

UNITED STATES TREASURY OBLIGATIONS (31.2%)
25,000	United States Treasury Bills (2)	(AA+, Aaa)	03/25/21	0.090	24,998,195
14,000	United States Treasury Bills (2)	(AA+, Aaa)	06/17/21	0.085	13,996,562
25,000	United States Treasury Bills (2)	(AA+, Aaa)	06/24/21	0.090	24,993,297
4,000	United States Treasury Bills (2)	(AA+, Aaa)	07/08/21	0.090	3,998,888
20,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.220% (1),(3)	(AA+, Aaa)	07/31/21	0.300	20,020,782
40,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.300% (1)	(AA+, Aaa)	10/31/21	0.380	40,086,582
50,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.154% (1),(4)	(AA+, Aaa)	01/31/22	0.234	50,068,589
92,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.114% (1)	(AA+, Aaa)	04/30/22	0.194	92,104,108
177,500	United States Treasury Floating Rate Notes, USBMMY3M + 0.055% (1),(4)	(AA+, Aaa)	07/31/22	0.135	177,581,187
43,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.055% (1)	(AA+, Aaa)	10/31/22	0.135	43,021,118
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $490,558,545)					490,869,308

TOTAL INVESTMENTS AT VALUE (90.7%) (Cost $1,422,066,732)					1,425,250,683

OTHER ASSETS IN EXCESS OF LIABILITIES (9.3%)					146,418,073

NET ASSETS (100.0%)(5)					$1,571,668,756

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2021.
(2)	Securities are zero coupon. Rate presented is yield to maturity as of January 31, 2021.
(3)	At January 31, 2021, $5,008,190 in the value of this securities has been pledged to cover initial margin requirements for open futures contracts.
(4)	At January 31, 2021, $30,256,111 in the value of these securities has been pledged as collateral for open swap contracts.
(5)	As of January 31, 2021, the Credit Suisse Commodity Return Strategy Fund held $305,688,833 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Return Strategy Fund, Ltd., representing 19.4% of the Fund's consolidated net assets.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2021 (unaudited)

INVESTMENT ABBREVIATIONS

1M = 1 Month

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Soybean Meal Futures	USD	Mar 2021	692	$29,825,200	$8,266,791
Energy
Light Sweet Crude Oil Futures	USD	Jun 2021	386	19,929,180	$3,166,381
Natural Gas Futures	USD	Mar 2021	562	14,409,680	595,739
					$3,762,120
Contracts to Sell
Agriculture
Corn Futures	USD	Mar 2021	(170)	(4,649,500)	$(367,386)
Soybean Futures	USD	Mar 2021	(86)	(5,891,000)	(229,823)
					$(597,209)
Energy
Light Sweet Crude Oil Futures	USD	Mar 2021	(386)	(20,149,200)	$(1,961,837)
Natural Gas Futures	USD	May 2021	(562)	(14,752,500)	(750,120)
					$(2,711,957)
					$8,719,745

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$206,772,804	03/02/21	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	0.34%	At Maturity	$—	$(1,544,536)
USD	42,399,746	03/02/21	Bank of America	Bloomberg Commodity Index 2 Month Forward Total Return	0.20%	At Maturity	—	(230,778)
USD	13,862,568	03/02/21	Bank of America	BofA Merrill Lynch Commodity MLCILP2 Total Return Strategy(b)	0.24%	At Maturity	—	(82,117)
USD	14,739,239	03/02/21	BNP Paribas	Bloomberg Commodity Index Total Return	0.20%	At Maturity	—	(70,064)

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2021 (unaudited)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$35,112,229	03/02/21	BNP Paribas	Bloomberg Commodity Index 2 Month Forward Total Return	0.22%	At Maturity	$—	$(191,176)
USD	146,819,530	03/02/21	Citigroup	Bloomberg Commodity Index 2 Month Forward Total Return	0.21%	At Maturity	—	(799,247)
USD	230,271,781	03/02/21	Goldman Sachs	Bloomberg Commodity Index Total Return	0.18%	At Maturity	—	(1,094,210)
USD	85,145,800	03/02/21	JPMorgan Chase	Bloomberg Commodity Index Total Return	0.18%	At Maturity	—	(319,525)
USD	192,997,213	03/02/21	Macquarie	Macquarie Commodity Customized Product 112T Index(c)	0.34%	At Maturity	—	(1,455,487)
USD	62,945,118	03/02/21	Macquarie	Bloomberg Commodity Index Total Return	0.17%	At Maturity	—	(299,052)
USD	32,188,411	03/02/21	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	0.22%	At Maturity	—	(175,252)
USD	224,282,305	03/02/21	RBC Capital	Bloomberg Commodity Index Total Return	0.20%	At Maturity	—	(1,066,117)
USD	205,936,661	03/02/21	Societe Generale	Societe Generale P04 TR Index(d)	0.34%	At Maturity	—	(1,533,618)
USD	78,423,048	03/02/21	UBS	Bloomberg Commodity Index Total Return	0.19%	At Maturity	—	(372,717)
								$(9,233,896)

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2021 (unaudited)

Commodity Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay Return of the Reference Index	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$24,254,055	02/19/21	Bank of America	0.00%	Return on Soybean Meal Mar 2021 Futures	At Maturity	$—	$(9,234,645)

(a) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious, softs, and textiles. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	01/31/21 Value(1)
COMEX Gold APR 21 Futures	14.21%	157.62	29,164,401
NYMEX WTI Crude Oil SEP 21 Futures	8.41%	340.62	17,259,008
NYMEX Nat Gas MAR 21 Futures	7.44%	595.58	15,270,624
ICE Brent Crude Oil SEP 21 Futures	6.96%	266.32	14,277,379
CBOT Corn SEP 21 Futures	6.01%	524.38	12,329,539
CBOT Soybeans NOV 21 Futures	5.81%	208.69	11,926,505
COMEX High Grade Copper MAY 21 Futures	5.23%	120.70	10,732,152
COMEX Silver JUL 21 Futures	4.41%	67.13	9,060,683
LME Aluminium JUN 21 Futures	4.08%	168.55	8,369,138
CME Live Cattle APR 21 Futures	4.01%	168.82	8,228,389
CBOT Soy Meal DEC 21 Futures	3.55%	200.17	7,282,339
CBOT Bean Oil JUL 21 Futures	3.28%	258.96	6,724,715
NYBOT Sugar OCT 21 Futures	3.11%	394.07	6,377,548
LME Zinc JUN 21 Futures	2.94%	93.06	6,023,999
CBOT Wheat MAR 21 Futures	2.93%	181.37	6,012,298
NYBOT Coffee MAY 21 Futures	2.74%	119.92	5,621,296
ICE Gas Oil MAY 21 Futures	2.72%	122.90	5,576,456
LME Nickel JUN 21 Futures	2.67%	51.58	5,481,268
NYMEX Unleaded Gasoline JUL 21 Futures	2.28%	67.86	4,673,614
NYMEX Heating Oil JUL 21 Futures	2.17%	66.69	4,461,966
CME Lean Hogs APR 21 Futures	1.88%	126.08	3,865,461
KCBOT Kansas Wheat MAY 21 Futures	1.65%	105.31	3,377,668
NYBOT Cotton MAY 21 Futures	1.53%	76.68	3,137,618

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2021.

(b) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious, softs, and textiles. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	01/31/21 Value(1)
COMEX Gold JUN 21 Futures	14.06%	10.46	1,937,272
NYMEX Nat Gas JUL 21 Futures	6.12%	30.63	842,842
ICE Brent Crude Oil JUL 21 Futures	6.00%	15.26	827,166
NYMEX WTI Crude Oil JUL 21 Futures	5.63%	15.12	776,412
CBOT Corn JUL 21 Futures	4.74%	24.33	652,545
CBOT Soybeans JUL 21 Futures	4.41%	9.01	607,278
COMEX High Grade Copper JUL 21 Futures	4.16%	6.45	573,254
CME Live Cattle JUN 21 Futures	3.65%	10.71	503,584
COMEX Silver JUL 21 Futures	3.22%	3.29	444,281
LME Aluminium JUL 21 Futures	3.01%	8.34	415,136
CBOT Soy Meal JUL 21 Futures	2.65%	8.62	365,580
CBOT Bean Oil JUL 21 Futures	2.30%	12.23	317,510
NYMEX Nat Gas MAY 21 Futures	2.26%	11.89	312,041
LME Zinc JUL 21 Futures	2.19%	4.65	301,261
CBOT Wheat JUL 21 Futures	2.14%	9.17	294,817
COMEX High Grade Copper MAY 21 Futures	2.07%	3.20	284,921
NYBOT Sugar JUL 21 Futures	2.04%	17.23	281,697
CME Lean Hogs JUN 21 Futures	2.04%	8.05	281,192
NYBOT Coffee JUL 21 Futures	2.03%	5.89	280,173
LME Nickel JUL 21 Futures	2.00%	2.59	275,288
CBOT Corn MAY 21 Futures	1.94%	9.76	267,052
CBOT Soybeans MAY 21 Futures	1.90%	3.84	262,441
ICE Gas Oil JUL 21 Futures	1.83%	5.54	252,057
NYMEX Unleaded Gasoline JUL 21 Futures	1.68%	3.35	230,923
NYMEX WTI Crude Oil MAY 21 Futures	1.55%	4.11	213,225
NYMEX Heating Oil JUL 21 Futures	1.47%	3.03	202,407
COMEX Silver MAY 21 Futures	1.29%	1.32	178,028
KCBOT Kansas Wheat JUL 21 Futures	1.23%	5.32	170,017
NYBOT Cotton JUL 21 Futures	1.14%	3.80	157,222
LME Aluminium MAY 21 Futures	1.10%	3.07	152,063
CBOT Soy Meal MAY 21 Futures	1.09%	3.52	150,879
LME Zinc MAY 21 Futures	0.88%	1.87	121,066
CBOT Bean Oil MAY 21 Futures	0.85%	4.47	117,794
CBOT Wheat MAY 21 Futures	0.85%	3.56	117,768
LME Nickel MAY 21 Futures	0.82%	1.06	112,410
NYBOT Sugar MAY 21 Futures	0.78%	6.36	107,384
NYBOT Coffee MAY 21 Futures	0.65%	1.90	89,053
NYMEX Unleaded Gasoline MAY 21 Futures	0.50%	1.00	69,443
KCBOT Kansas Wheat MAY 21 Futures	0.47%	2.01	64,523
ICE Gas Oil MAY 21 Futures	0.45%	1.35	61,356
NYBOT Cotton MAY 21 Futures	0.41%	1.37	56,204
NYMEX Heating Oil MAY 21 Futures	0.39%	0.80	53,224

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2021.

(c) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	01/31/21 Value(1)
COMEX Gold JUN 21 Futures	14.22%	147.06	27,245,455
NYMEX WTI Crude Oil SEP 21 Futures	8.42%	318.28	16,127,109
NYMEX Nat Gas MAR 21 Futures	7.45%	556.52	14,269,129
ICE Brent Crude Oil SEP 21 Futures	6.96%	248.85	13,341,025
CBOT Corn SEP 21 Futures	6.01%	489.99	11,520,930
CBOT Soybeans NOV 21 Futures	5.82%	195.00	11,144,328
COMEX High Grade Copper MAY 21 Futures	5.24%	112.79	10,028,304
COMEX Silver JUL 21 Futures	4.42%	62.73	8,466,456
LME Aluminium JUN 21 Futures	4.08%	157.50	7,820,265
CME Live Cattle APR 21 Futures	4.01%	157.75	7,688,745
CBOT Soy Meal DEC 21 Futures	3.55%	187.05	6,804,740
CBOT Bean Oil DEC 21 Futures	3.23%	256.74	6,189,572
NYBOT Sugar MAY 21 Futures	3.07%	347.90	5,875,817
LME Zinc MAR 21 Futures	2.93%	87.48	5,620,786
CBOT Wheat JUL 21 Futures	2.92%	174.05	5,595,555
NYBOT Coffee MAR 21 Futures	2.74%	113.89	5,251,155
ICE Gas Oil JUL 21 Futures	2.72%	114.52	5,210,822
LME Nickel JUN 21 Futures	2.67%	48.20	5,121,789
NYMEX Unleaded Gasoline JUL 21 Futures	2.28%	63.41	4,367,105
NYMEX Heating Oil JUL 21 Futures	2.18%	62.31	4,169,337
CME Lean Hogs APR 21 Futures	1.89%	117.81	3,611,952
KCBOT Kansas Wheat JUL 21 Futures	1.64%	98.48	3,145,054
NYBOT Cotton MAY 21 Futures	1.53%	71.65	2,931,844

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2021.

(d) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	01/31/21 Value(1)
COMEX Gold JUN 21 Futures	14.04%	154.90	28,698,998
NYMEX WTI Crude Oil SEP 21 Futures	8.45%	340.96	17,276,633
NYMEX Nat Gas MAR 21 Futures	8.12%	647.35	16,597,996
ICE Brent Crude Oil SEP 21 Futures	6.98%	266.25	14,273,868
CBOT Corn SEP 21 Futures	5.92%	514.40	12,094,870
CBOT Soybeans NOV 21 Futures	5.76%	206.02	11,773,948
COMEX High Grade Copper MAR 21 Futures	5.13%	117.86	10,477,996
COMEX Silver JUL 21 Futures	4.71%	71.39	9,635,832
LME Aluminium JUN 21 Futures	3.99%	164.13	8,149,780
CME Live Cattle APR 21 Futures	3.93%	164.86	8,035,311
CBOT Soy Meal DEC 21 Futures	3.50%	196.71	7,156,353
CBOT Bean Oil JUL 21 Futures	3.23%	254.49	6,608,537
NYBOT Sugar JUL 21 Futures	3.07%	383.52	6,271,263
LME Zinc JUN 21 Futures	2.87%	90.69	5,870,621
CBOT Wheat JUL 21 Futures	2.82%	179.49	5,770,461
NYBOT Coffee MAR 21 Futures	2.74%	121.48	5,600,802
ICE Gas Oil JUL 21 Futures	2.69%	120.80	5,496,553
LME Nickel JUN 21 Futures	2.65%	50.92	5,410,701
NYMEX Unleaded Gasoline MAY 21 Futures	2.29%	67.26	4,683,006
NYMEX Heating Oil JUL 21 Futures	2.19%	66.87	4,474,509
CME Lean Hogs APR 21 Futures	1.82%	121.41	3,722,285
KCBOT Kansas Wheat MAY 21 Futures	1.58%	100.88	3,235,792
NYBOT Cotton MAY 21 Futures	1.49%	74.53	3,049,780

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2021.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$934,381,375	$—	$934,381,375
United States Treasury Obligations	—	490,869,308	—	490,869,308
	$—	$1,425,250,683	$—	$1,425,250,683
Other Financial Instruments*
Futures Contracts	$12,028,911	$—	$—	$12,028,911

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$3,309,166	$—	$—	$3,309,166
Swap Contracts	—	18,468,541	—	18,468,541

* Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended January 31, 2021, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.